Concentrations of credit risk (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Product Information [Line Items]
Cash and cash equivalents, at carrying value	$ 2,434,758	$ 2,788,070
Cash, insured amount	2,043,254	2,563,066
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Accounts receivable	$ 477,088	$ 617,587